Earnings per share	12 Months Ended
Mar. 31, 2022
Earnings per share
Earnings per share
17	Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended March 31, 2020, 2021 and 2022:

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders	470,717	508,247	501,065	79,041

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	121,551,075	121,551,075	121,551,075	121,551,075

Earnings per share
- Basic	3.87	4.18	4.12	0.65
- Diluted	3.87	4.18	4.12	0.65